Segment Information, Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Sales by Sales Channel [Abstract]
Net sales	$ 364,807	$ 335,128
NewGen Products [Member]
Net Sales by Sales Channel [Abstract]
Net sales	153,362	131,145
NewGen Products [Member] | Business to Business [Member]
Net Sales by Sales Channel [Abstract]
Net sales	112,580	105,736
NewGen Products [Member] | Business to Consumer [Member]
Net Sales by Sales Channel [Abstract]
Net sales	31,348	15,624
NewGen Products [Member] | Business to Consumer - Corporate Store [Member]
Net Sales by Sales Channel [Abstract]
Net sales	9,273	9,631
NewGen Products [Member] | Other [Member]
Net Sales by Sales Channel [Abstract]
Net sales	$ 161	$ 154